Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property and Equipment
Property and Equipment

8.  Property and equipment

	September 30, 2022	December 31, 2021
Gross carrying amounts
Leasehold improvements	$16,412,209	$13,726,734
Production equipment	2,232,687	2,500,473
Furniture and fixtures	814,631	858,859
Vehicles	333,325	425,886
Office equipment	1,007,055	1,030,216
Building	-	6,549,489
	20,799,907	25,091,657

Accumulated depreciation
Leasehold improvements	(3,343,755)	(1,724,692)
Production equipment	(1,064,412)	(671,688)
Furniture and fixtures	(319,085)	(196,124)
Vehicles	(87,152)	(51,573)
Office equipment	(426,787)	(206,244)
Building	-	(81,866)
	(5,241,191)	(2,932,187)

Property and equipment, net	$15,558,716	$22,159,470

The Company recorded depreciation expense related to continuing operations of $747,765 and $2,510,132 for the three and nine months ended September 30, 2022 ($841,959 and $2,011,802 for the three and nine months ended September 30, 2021, respectively).

9. Property and equipment

	Leasehold improvements	Production equipment	Furniture and fixtures	Vehicles	Office equipment	Building	Total
Gross carrying amount
Balance, December 31, 2020	$—	$—	$—	$—	$—	$—	$—
Acquired in the Qualifying Transaction (Note 3)	7,776,866	3,053,047	436,963	372,774	614,554	—	12,254,204
Acquired in a business combination (Note 11)	4,509,125	207,756	355,564	117,996	122,777	—	5,313,218
Additions	1,903,466	630,589	119,227	198,410	359,178	6,549,489	9,760,359
Disposals	(327,700)	(368,479)	(52,895)	—	(31,509)	—	(780,583)

Balance, December 31, 2021	$13,861,757	$3,522,913	$858,859	$689,180	$1,065,000	$6,549,489	$26,547,198

Depreciation
Balance, December 31, 2020	$—	$—	$—	$—	$—	$—	$—
Additions	1,760,781	1,251,920	198,127	115,919	213,454	81,866	3,622,067
Disposals	(19,934)	(101,550)	(650)	—	—	—	(122,134)

Balance, December 31, 2021	$1,740,847	$1,150,370	$197,477	$115,919	$213,454	$81,866	$3,499,933

Carrying amount December 31, 2020	$—	$—	$—	$—	$—	—	$—

Carrying amount December 31, 2021	$12,120,910	$2,372,543	$661,382	$573,261	$851,546	$6,467,623	$23,047,265

As at December 31, 2021, the Company has leasehold improvements of $966,192 in progress which are not available for use and therefore not depreciated.